Common Stock Options (Schedule of Fair Value of Option Award Granted Weighted Average Assumptions) (Detail)	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	50.00%	50.00%	50.00%	50.00%	50.00%
Risk-free interest rate	1.10%	1.50%	1.30%	2.00%	1.80%
Expected life of options	6 years 3 months 18 days	7 years	6 years 3 months 18 days	7 years	7 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%